TAXATION (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate [Abstract]
Profit before tax	£ 5,960	£ 5,625	£ 3,888
UK corporation tax thereon	(1,132)	(1,083)	(778)
Impact of surcharge on banking profits	(432)	(452)	(266)
Non-deductible costs: conduct charges	(101)	(287)	(289)
Non-deductible costs: bank levy	(43)	(44)	(40)
Other non-deductible costs	(90)	(59)	(135)
Non-taxable income	87	72	75
Tax-exempt gains on disposals	124	128	19
(Derecognition) recognition of losses that arose in prior years	(9)		59
Remeasurement of deferred tax due to rate changes	32	(9)	(201)
Differences in overseas tax rates	6	(15)	10
Policyholder tax	(62)	(66)	(57)
Policyholder deferred tax asset in respect of life assurance expenses	73		(184)
Adjustments in respect of prior years	(13)	88	64
Tax effect of share of results of joint ventures		(1)	(1)
Tax expense	£ (1,560)	£ (1,728)	£ (1,724)